INCOME TAX	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INCOME TAX
NOTE 7 - INCOME TAX

7. INCOME TAX

The Company mainly operates in Hong Kong that is subject to taxes in the governing jurisdictions in which it operates. The effective tax rate in the period presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate, as follows:

United States of America

NNAX is registered in the State of Nevada and is subject to US federal corporate income tax. The U.S. Tax Cuts and Jobs Act (the “Tax Reform Act”) was signed into law. The Tax Reform Act significantly revised the U.S. corporate income tax regime by, among other things, lowering the U.S. corporate tax rate from 35% to 21% effective January 1, 2018. The Company’s policy is to recognize accrued interest and penalties related to unrecognized tax benefits in its income tax provision. The Company has not accrued or paid interest or penalties which were not material to its results of operations for the periods presented. Deferred tax asset is not provided for as the tax losses may not be able to carry forward after a change in substantial ownership of the Company in July 2020.

BVI

Under the current BVI law, the Company is not subject to tax on income.

Singapore

The Company’s operating subsidiary is registered in Republic of Singapore and is subject to the Singapore corporate income tax at a standard income tax rate of 17% on the assessable income arising in Singapore during its tax year. No assessable income was generated in Singapore during the nine months ended September 30, 2021 and there was no provision for income tax.

Hong Kong

The Company’s subsidiary operating in Hong Kong is subject to the Hong Kong Profits Tax at the two-tiered profits tax rates from 8.25% to 16.5% on the estimated assessable profits arising in Hong Kong during the current year, after deducting a tax concession for the tax year. The reconciliation of income tax rate to the effective income tax rate for the nine months ended September 30, 2021 and 2020 is as follows:

	Nine months ended September 30,
	2021	2020

Loss before income taxes	$(60,682)	$(22,782)
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	(10,013)	(3,759)
Net operating loss against valuation allowance	10,013	3,759
Income tax expense	$-	$-

As of September 30, 2021 and December 31, 2020, the operation in Hong Kong incurred $188,609 and $127,927 of cumulative net operating losses which can be carried forward to offset future taxable income at no expiry. The Company has provided for a full valuation allowance against the deferred tax assets of $31,121 and $21,108 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

7. INCOME TAX

Income (loss) before income taxes within or outside the United States are shown below:

	Years ended December 31,
	2020	2019

Domestic	$(4,139,578)	$-
Foreign	(9,369)	(19,511)
Total	$(4,148,947)	$(19,511)

The provision (benefit) for income taxes as shown in the accompanying consolidated statements of income consists of the following:

Years ended December 31,
	2020	2019

Current:	$-	$-
Domestic	-	-
Foreign	-	-

Deferred:
Domestic	-	-
Foreign	-	-
Provision for income taxes	$-	$-

The effective tax rate in the years presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate. The Company operates in various countries: United States of America and Hong Kong that are subject to taxes in the jurisdictions in which they operate, as follows:

United States of America

NNAX is registered in the State of Nevada and is subject to US federal corporate income tax. The U.S. Tax Cuts and Jobs Act (the “Tax Reform Act”) was signed into law. The Tax Reform Act significantly revised the U.S. corporate income tax regime by, among other things, lowering the U.S. corporate tax rate from 35% to 21% effective January 1, 2018. The Company’s policy is to recognize accrued interest and penalties related to unrecognized tax benefits in its income tax provision. The Company has not accrued or paid interest or penalties which were not material to its results of operations for the periods presented. Deferred tax asset is not provided for as the tax losses may not be able to carry forward after a change in substantial ownership of the Company in July 2020.

As of December 31, 2020, the operations in the United States of America incurred $4,924,704 of cumulative net operating losses which can be carried forward to offset future taxable income. The net operating loss carryforwards begin to expire in 2040, if unutilized. The Company has provided for a full valuation allowance against the deferred tax assets of $1,034,188 on the expected future tax benefits from the net operating loss carryforwards as the management believes it is more likely than not that these assets will not be realized in the future.

ASC 740, Accounting for Income Taxes, which requires an assessment of both positive and negative evidence when determining whether it is more likely than not that deferred tax assets are recoverable. Such assessment is required on a jurisdiction by jurisdiction basis. The Company’s history of cumulative losses, along with expected future U.S. losses required that a full valuation allowance be recorded against all net deferred tax assets. The Company intends to maintain a full valuation allowance on net deferred tax assets until sufficient positive evidence exists to support reversal of the valuation allowance.

BVI

Under the current BVI law, the Company is not subject to tax on income.

Singapore

The Company’s operating subsidiary is registered in Republic of Singapore and is subject to the Singapore corporate income tax at a standard income tax rate of 17% on the assessable income arising in Singapore during its tax year. No assessable income was generated in Singapore during the year ended December 31, 2020 and there was no provision for income tax.

Hong Kong

The Company’s subsidiaries operating in Hong Kong is subject to the Hong Kong Profits Tax at the two-tiered profits tax rates from 8.25% to 16.5% on the estimated assessable profits arising in Hong Kong during the current year, after deducting a tax concession for the tax year. The reconciliation of income tax rate to the effective income tax rate for the years ended December 31, 2020 and 2019 is as follows:

	Years ended December 31,
	2020	2019

Loss before income taxes	$(5,687)	$(19,511)
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	(938)	(3,219)
Tax effect of non-taxable items	(3,936)	(555)
Net operating loss	4,874	3,774
Income tax expense	$-	$-

The following table sets forth the significant components of the deferred tax assets of the Company as of December 31, 2020 and 2019:

	As of December 31,
	2020	2019
Deferred tax assets:
Net operating loss carryforwards
- United States	$1,034,188	$-
- Hong Kong	21,108	16,234
- Singapore	82	-
	1,055,378	16,234
Less: valuation allowance	(1,055,378)	(16,234)
Deferred tax assets, net	$-	$-